INVENTORIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Invetory write down	$ 428,000	$ 108,000	$ 951,373	$ 216,539	$ 1,499,938	$ 644,101